Derivative liability (Tables)	6 Months Ended
Jun. 30, 2020
Derivative liability
Schedule of changes in fair values of the derivative liability

	June 30,	December 31,
	2020	2019
Balance, beginning	$7,072,134	$4,752,875
Warrants issued	—	—
Warrants exercised	—	(607,133)
Changes in fair value of derivative liabilities	2,912,203	2,926,392
Balance, ending	$9,984,337	$7,072,134